Average Annual Total Returns - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Mid Cap Index Fund	Jun. 29, 2022
Fidelity Mid Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	22.56%
Past 5 years	15.08%
Past 10 years	14.89%
Fidelity Mid Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	21.44%
Past 5 years	14.24%
Past 10 years	14.09%
Fidelity Mid Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.88%
Past 5 years	11.90%
Past 10 years	12.28%
RS006
Average Annual Return:
Past 1 year	22.58%
Past 5 years	15.10%
Past 10 years	14.91%